INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES

NOTE 7 – INVENTORIES

	As of December 31,
	2024	2023
Mobile handsets and others	83,215	87,371
Allowance for obsolescence of inventories	(9,494)	(3,630)
	73,721	83,741

Movements in the allowance for obsolescence of inventories are as follows:

	Years ended December 31,
	2024	2023
At the beginning of the year	(3,630)	(4,053)
Increases	(6,475)	(990)
Uses	611	1,413
At the end of the year	(9,494)	(3,630)